Expense Example - Natixis Sustainable Future 2035 Fund	Jun. 01, 2021 USD ($)
Class Y
Expense Example:
Expense Example, with Redemption, 1 Year	$ 64
Expense Example, with Redemption, 3 Years	693
Expense Example, with Redemption, 5 Years	1,347
Expense Example, with Redemption, 10 Years	3,105
Class N
Expense Example:
Expense Example, with Redemption, 1 Year	59
Expense Example, with Redemption, 3 Years	667
Expense Example, with Redemption, 5 Years	1,302
Expense Example, with Redemption, 10 Years	$ 3,011